Warrants and derivatives liabilities	12 Months Ended
Dec. 31, 2025
Warrants And Derivatives Liabilities
Warrants and derivatives liabilities

25. Warrants and derivatives liabilities

Detail of Warrant and derivative liabilities as of December 31, 2025 are as follows:

		December 31, 2025
		(In thousands of Korean won)
Warrants
IPO Warrant & rights / Private placement Warrant & rights	₩	425,350
Warrant added on Anson Convertible Notes		94,669
Warrant added on Galaxy Digital ordinary shares		8,753
Total	₩	528,772
Derivative liabilities
D.Boral (previously, EF Hutton)	₩	56,119
Conversion rights added to Pre-PIPE		37
Conversion rights added to Loeb & Loeb Convertible Notes		274,261
Total	₩	330,417

A.	IPO warrant & rights / Private placement Warrant & rights

As part of the initial public offering of Global Star Acquisition, Inc. (“GLST”) on September 22, 2022 (the “IPO”), GLST issued public warrants (the “Public Warrants”), each of which entitles the holder to purchase one share of the GLST’s common stock at an exercise price of $11.50 per share. Simultaneously with the closing of the IPO, GLST issued private placement warrants (the “Private Placement Warrants”) to the GLST’s sponsor and/or its affiliates, where each whole warrant entitles the holder to purchase one share of the GLST’s common stock at an exercise price of $11.50 per share.

The warrants will become exercisable on the later of (i) 30 days after the completion of GLST’s initial business combination and (ii) 12 months from the closing of the IPO and will expire five years after the completion of the initial business combination, or earlier upon redemption or liquidation. As of December 31, 2025, GLST’s initial business combination was consummated, and GLST warrants were exchanged to the Company’s warrant.

The Company may, at its option, redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant, subject to certain conditions, including the Company’s common stock trading above a specified price for a defined period of time. In addition, the warrants may be exercised on a cashless basis under certain circumstances.

The exercise price and the number of shares issuable upon exercise of the warrants are subject to adjustment in certain circumstances, including stock splits, stock dividends, reorganizations, recapitalizations and certain issuances of equity securities at a price below a specified threshold.

As of December 31, 2025, there were 9,200,000 Public Warrants outstanding and 498,225 Private Placement Warrants outstanding. In addition, 150,000 warrants were issued in connection with the settlement of $1,500,000 through the issuance of 150,000 units, resulting in a total of 9,848,225 warrants outstanding.

B.	Conversion rights added on Anson Convertible Notes

On July 11, 2025, the Company entered into securities purchase agreements with certain institutional investors, including Anson East Master Fund LP and Anson Investments Master Fund LP, pursuant to which the Company issued convertible promissory notes (the “SPA Notes”) and warrants to purchase ordinary shares of K Wave (the “SPA Warrants”).

Warrants

In connection with the issuance of the SPA Notes, the Company issued SPA Warrants to purchase an aggregate of approximately 4,312,180 ordinary shares at an exercise price of $3.6616 per share, subject to adjustment as provided therein. The SPA Warrants are exercisable at any time from the issuance date through the applicable expiration date.

The SPA Warrants may be exercised on a cash or cashless basis, at the election of the holder. In the event that an effective registration statement is not available for the resale of the underlying shares, the holders may elect to exercise the SPA Warrants on a cashless basis and receive a net number of shares determined in accordance with the terms of the SPA Warrants.

As of December 31, 2025, there were 4,312,180 SPA Warrants outstanding.

C.	Warrant added on Galaxy Digital ordinary shares

On September 25, 2025, the Company entered into a Securities Purchase Agreement (the “Galaxy SPA”) with certain institutional investors, including Galaxy Digital LP, pursuant to which the Company agreed to issue and sell ordinary shares (the “Shares”) together with warrants to purchase additional ordinary shares (the “Galaxy Warrants”) in a private placement transaction.

Pursuant to the Galaxy SPA, the Company issued an aggregate of approximately 400,000 ordinary shares and warrants to purchase approximately 200,000 ordinary shares for an aggregate purchase price of approximately $1.0 million. The purchase price per unit, consisting of one ordinary share and a warrant to purchase one-half of one ordinary share, was approximately $2.50.

The Galaxy Warrants are exercisable for ordinary shares of the Company at an exercise price of $2.75 per share, subject to customary adjustments, and are exercisable beginning on the issuance date through the applicable expiration date.

The Galaxy Warrants may be exercised on a cash or cashless basis, at the option of the holder, subject to the terms and conditions set forth therein. Upon exercise, the holder is entitled to receive the underlying shares, and the holder is deemed the record holder of such shares as of the exercise date.

As of December 31, 2025, there were 200,000 Galaxy Warrants outstanding.

D.	D. Boral (previously, EF Hutton)

In connection with the Company’s prior underwriting arrangements related to its initial public offering, the Company had an obligation to pay a deferred underwriting commission in the amount of $3,220,000 to D. Boral Capital LLC (“D. Boral”, previously EF Hutton LLC) upon the consummation of its initial business combination.

On January 31, 2025, the Company entered into a Satisfaction and Discharge of Indebtedness agreement with D. Boral, pursuant to which D. Boral agreed to accept alternative consideration in full satisfaction of the deferred underwriting commission. Such consideration consists of (i) $500,000 in cash, (ii) 50,000 ordinary shares of the post-combination public company valued at $10.00 per share, and (iii) a promissory note in the principal amount of $2,000,000.

In connection with the satisfaction and discharge of the deferred underwriting commission pursuant to the underwriting agreement, the Company agreed to settle a portion of such obligation through the issuance of 50,000 ordinary shares with an agreed value of $10.00 per share (aggregate value of $500,000) to D Boral.

Pursuant to the terms of the agreement, if the aggregate value of such shares, based on the volume-weighted average price (“VWAP”) at the relevant measurement date, is less than $500,000, the Company is required to compensate D Boral for the shortfall either in cash or through the issuance of additional ordinary shares. In such case, the issuance price of the additional shares shall be determined based on the lowest VWAP during a specified period, subject to a minimum price of $5.00 per share.

In connection with the foregoing, the Company has agreed to reserve up to an additional 50,000 ordinary shares for potential issuance to satisfy any such shortfall. The Company is also obligated to use its best efforts to register the resale of the issued shares within a specified period following the closing.

Accordingly, the total number of ordinary shares that may be issued under this arrangement may exceed the initially committed 50,000 shares depending on market conditions.

E.	Conversion rights added to Pre-PIPE and PIPE

In connection with the Company’s bridge financing arrangements prior to its private investment in public equity (“PIPE”) financing and the subsequent PIPE financing, the Company issued convertible senior unsecured notes (collectively, the “Convertible Notes”), consisting of (i) pre-PIPE convertible promissory notes issued in June 2024 (the “Pre-PIPE Convertible Notes”) and (ii) PIPE Convertible notes issued pursuant to securities purchase agreements entered into in connection with the Company’s business combination (the “PIPE Convertible Notes”).

The Convertible Notes are unsecured senior obligations of the Company and bear interest at a stated annual coupon rate, payable periodically in accordance with the terms of the respective agreements. The Pre-PIPE Convertible Notes and PIPE Convertible Notes generally have contractual maturities of up to three years from their respective issuance dates, unless earlier converted or repaid in accordance with their terms.

The principal amount and any accrued but unpaid interest under the Convertible Notes are convertible, at the option of the holders, into ordinary shares of the Company upon the occurrence of certain events, including the consummation of the Company’s business combination or subsequent equity financings. The conversion price is specified in the applicable agreements and is subject to adjustment based on various factors, including stock splits, stock dividends, recapitalizations and similar events.

In particular, the Pre-PIPE Convertible Notes provide for conversion into equity securities at predetermined conversion prices prior to and following the business combination. Following the business combination, the conversion price is subject to adjustment mechanisms based on the trading price of the Company’s ordinary shares, including a discount to the volume-weighted average price over a specified measurement period and a floor price, as defined in the agreements.

Upon conversion of the Convertible Notes into ordinary shares, the Company is generally obligated to file a resale registration statement with the Securities and Exchange Commission covering the resale of such shares within a specified period and to use commercially reasonable efforts to cause such registration statement to become effective within the timeframes set forth in the applicable agreements.

Upon maturity, the Convertible Notes are repayable in cash unless earlier converted into equity securities or otherwise settled in accordance with their terms.

The Convertible Notes contain customary representations and warranties, covenants and events of default, including, but not limited to, failure to make required payments, breach of covenants and insolvency-related events, upon the occurrence of which the outstanding principal and accrued interest may become immediately due and payable.

F.	Conversion rights added to Loeb & Loeb Convertible Notes

On December 3, 2025, the Company issued a convertible promissory note (the “Loeb Convertible Note”) to Loeb & Loeb LLP (the “Payee”) in exchange for a previously outstanding promissory note, pursuant to Section 3(a)(9) of the Securities Act.

The Loeb Convertible Note had an aggregate principal amount of approximately $1.0 million and matured on February 13, 2026. The note bore interest at a rate of 18% per annum on the outstanding principal balance.

The Payee had the right, at its option, to convert all or any portion of the outstanding principal and accrued interest into ordinary shares of K Wave at a conversion price equal to 85% of the lowest volume-weighted average price of the Company’s ordinary shares over the five trading days immediately preceding the conversion date.

The conversion shares are subject to customary transfer restrictions under applicable securities laws. In addition, the Payee is entitled to certain registration rights, including one demand registration and piggyback registration rights for a specified period, subject to the terms and conditions set forth in the agreement.

The Loeb Convertible Note included customary events of default, including failure to make payments when due and insolvency-related events, upon the occurrence of which the outstanding principal and accrued interest may become immediately due and payable.

G.	Conversion rights added on Anson Convertible Notes

On July 11, 2025, the Company entered into securities purchase agreements with certain institutional investors, including Anson East Master Fund LP and Anson Investments Master Fund LP, pursuant to which the Company issued convertible promissory notes (the “SPA Notes”) and warrants to purchase ordinary shares (the “SPA Warrants”).

Convertible Notes

The SPA Notes were issued with an aggregate principal amount of USD $15,789,474, bear interest at a rate of 0% per annum, and mature on July 12, 2027, unless earlier converted or repaid in accordance with their terms. The SPA Notes are convertible, at the option of the holder, into the Company’s ordinary shares at a conversion price based on a discount to the market price of the Company’s ordinary shares, subject to certain adjustments as provided in the Notes.

The SPA Notes are convertible, at the option of the holder, into the Company’s ordinary shares at an initial conversion price of $4.40 per share (the “Conversion Price”), subject to adjustment in accordance with the terms of the SPA Notes.

In addition, the holder has the right, at its option, to convert all or any portion of the outstanding conversion amount at an alternate conversion price (each, an “Alternate Conversion”), determined as 92% of the lowest volume-weighted average price of the Company’s ordinary shares during the ten (10) trading days immediately preceding the applicable conversion date (the “Alternate Conversion Price”).

Such conversion features may result in the issuance of a variable number of shares upon conversion, depending on the market price of the Company’s ordinary shares at the time of conversion.

The SPA Notes contain customary events of default, including, but not limited to, failure to make payments when due and breaches of covenants. Upon the occurrence of an event of default, the outstanding principal and accrued interest may become immediately due and payable, and may be subject to default interest.